SCHEDULE OF MERGER (Details) - Fr8 App [Member]	Feb. 09, 2022 USD ($)
Business Acquisition [Line Items]
Cash – PIPE	$ 3,500,000
Cash – Issuance of ordinary shares	1,356,178
Conversion of convertible promissory notes, net of discount	7,878,025
Transaction costs	(3,449,177)
Warrant liability, net of discount	3,440,144
Hudson Capital equity as of Merger	2,429,948
Total	$ 15,155,118